Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,334,000
Previously Paid Amount	0.00
Total Fee Amount	196.90
Total Offset Amount	0.00
Net Fee	196.90
Narrative - Max Aggregate Offering Price	$ 1,334,000
Final Prospectus	true